SHARE-BASED COMPENSATION - Schedule of compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 11,062,481	$ 70,793,763
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	522,875	77,861
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	8,296,836	56,461,189
Administrative expenses | Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	399,812	47,720
Administrative expenses | Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	776,714	209,423
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	2,765,645	14,332,574
Selling expenses | Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 123,063	$ 30,141